Provision for Contingencies - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	R$ 26,420,386	R$ 26,169,816
State VAT (ICMS)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	11,730,162	10,982,916	R$ 10,144,485
Tax on services (ISS)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	3,387,630	3,356,305	2,908,031
INSS (joint liability, fees, and severance pay)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	573,619	1,073,453	1,029,470
Federal Taxes
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	R$ 10,483,828	R$ 10,545,370	R$ 9,965,543